Condensed Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 10,766	$ 2,266	$ 407
Prepaid expenses	27	29	37
Parent company receivable		300
Other current assets	121	30	24
Total current assets	10,914	2,625	468
Property and equipment, net	477
Operating lease right-of-use asset, net	1,908	2,199
Total assets	13,299	4,824	468
Current liabilities
Accounts payable and accrued expenses	820	758	233
Payable to parent	141		225
Operating lease liability, short-term	353	326
Derivative liability		538
Convertible notes payable, net of debt discount		5,451	1,300
Total current liabilities	1,314	7,073	1,758
Operating lease liability, long-term	1,447	1,747
Total liabilities	2,761	8,820	1,758
Stockholders’ equity/(deficit)
Net Parent investment		1,461	1,461
Common Stock, value
Additional paid-in capital	25,177	2,414
Accumulated deficit	(14,640)	(7,872)	(2,751)
Total stockholders’ equity/(deficit)	10,538	(3,996)	(1,290)
Total liabilities and stockholders’ equity/(deficit)	13,299	4,824	468
Series A Preferred Stock [Member]
Stockholders’ equity/(deficit)
Preferred Stock, value
Series B Preferred Stock [Member]
Stockholders’ equity/(deficit)
Preferred Stock, value
Nonvoting Common Stock [Member]
Stockholders’ equity/(deficit)
Common Stock, value	1	1
Series B-1 Preferred Stock [Member]
Stockholders’ equity/(deficit)
Preferred Stock, value
Series C Preferred Stock [Member]
Stockholders’ equity/(deficit)
Preferred Stock, value